Stock Options - Valuation assumptions (Details) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options
Expected stock price volatility		50.00%
2023 Stock Incentive Plan
Stock Options
Risk-free interest rate, minimum	3.43%	3.63%	2.85%
Risk-free interest rate, maximum	4.68%	4.86%	3.67%
Expected stock price volatility	50.00%		50.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of options		5 years	5 years
2023 Stock Incentive Plan | Minimum
Stock Options
Expected life of options	5 years
2023 Stock Incentive Plan | Maximum
Stock Options
Expected life of options	10 years
2023 Performance Equity Plan
Stock Options
Risk-free interest rate, minimum	3.65%
Risk-free interest rate, maximum	4.26%
Risk-free interest rate		4.81%
Expected stock price volatility		46.00%
Expected dividend yield	0.00%	0.00%
2023 Performance Equity Plan | Minimum
Stock Options
Expected stock price volatility	46.00%
Expected life of options	4 years 2 months 12 days	6 years 9 months 18 days
2023 Performance Equity Plan | Maximum
Stock Options
Expected stock price volatility	48.00%
Expected life of options	7 years 8 months 12 days	7 years 10 months 24 days